 T. ROWE PRICE
--------------------------------------------------------------------------------
 International Funds, Inc.

    T. Rowe Price International Stock Fund

    T. Rowe Price International Discovery Fund

    T. Rowe Price European Stock Fund

    T. Rowe Price Japan Fund

    T. Rowe Price New Asia Fund

    T. Rowe Price Latin America Fund

    T. Rowe Price Emerging Markets Stock Fund

    T. Rowe Price Global Stock Fund

 Supplement to prospectus dated March 1, 1998
--------------------------------------------------------------------------------
 Effective December 1, 1998, Table 4, which provides information about each fund's financial history, is updated to include the unaudited financial statements for the six months ended April 30, 1998.

 Table 4  Financial Highlights
                                     Footnotes are on page 9.
                     Income From Investment
                      Activities                                 Less Distributions                   Net Asset Value
Period    Net Asset  Net            Net Realized    Total From  Net         Net       Total          Redemption       Net Asset
Ended     Value,     Investment     & Unrealized    Investment  Investment  Realized  Distributions  Fees Added to    Value, End
          Beginning  Income (Loss)  Gain (Loss) on  Activities  Income      Gain                     Paid-in-Capital  of Period
          of Period                 Investments
----------------------------------------------------------------------------------------------------------------------------------
  International Stock/a/
 1998/s/   $14.14       $ 0.10         $ 1.88        $ 1.98      $(0.20)    $(0.55)      $(0.75)             --         $15.37
  International Discovery
 1998/s/   $16.11       $ 0.01         $ 2.21        $ 2.22          --     $(0.25)      $(0.25)             --         $18.08
  European Stock
 1998/s/   $19.84       $ 0.11         $ 4.53        $ 4.64      $(0.25)    $(1.01)      $(1.26)             --         $23.22
 Japan
 1998/s/   $ 7.97       $(0.01)        $(0.94)       $(0.95)         --         --           --              --         $ 7.02
  New Asia/j/
 1998/s/   $ 5.95       $ 0.05         $(0.34)       $(0.29)     $(0.08)        --       $(0.08)             --         $ 5.58
  Latin America
 1998/s/   $ 9.60       $ 0.10         $ 1.49        $ 1.59      $(0.12)        --       $(0.12)          $0.02         $11.09
  Emerging Markets Stock
 1998/s/   $11.08       $ 0.01/p/      $ 1.33        $ 1.34       --        $(0.15)      $(0.15)          $0.02         $12.29
  Global Stock
 1998/s/   $13.01       $ 0.04/t/      $ 2.24        $ 2.28      $(0.06)    $(0.53)      $(0.59)           --           $14.70
----------------------------------------------------------------------------------------------------------------------------------

  Table 4 Financial Highlights
                                           Footnotes are
on page 9.
          Returns, Ratios, and Supplemental Data
          Total Return                   Ratio of     Ratio of Net
Period    (Includes       Net Assets     Expenses to  Investment    Portfolio  Average
Ended     Reinvested      ($ Thousands)  Average Net  Income to     Turnover   Commission
          Distributions)                 Assets       Average Net   Rate       Rate Paid
                                                      Assets
  International Stock/a/
 1998/s/      14.80%       $10,707,000     0.85%/m/     1.36 %/m/      6.3%     $0.0047
  International Discovery
 1998/s/      14.10%       $   252,024     1.43%/m/     0.10 %/m/     20.6%     $0.0076
  European Stock
 1998/s/      24.63%       $ 1,362,000     1.05%/m/     1.11 %/m/     15.1%     $0.0422
 Japan
 1998/s/     (11.92)%      $   152,353     1.27%/m/    (0.22)%/m/     36.4%     $0.0262
  New Asia
 1998/s/      (4.89)%      $   770,000     1.24%/m/     1.45 %/m/     33.6%     $0.0061
  Latin America
 1998/s/      16.84%       $   385,311     1.46%/m/     1.69 %/m/      6.8%      --
  Emerging Markets Stock
 1998/s/      12.38%/p/    $   122,813     1.75%/mp/    0.15 %/mp/    27.5%     $0.0008
  Global Stock
 1998/s/      18.29%/t/    $    42,125     1.20%/st/    0.69 %/st/    24.3%     $0.0146
------------------------------------------------------------------------------------------------



 /a/All per-share figures reflect the 2-for-1 stock split effective August 31, 1987.

 /j/
  All per-share figures reflect the 2-for-1 stock split effective May 27, 1994.

 /m/                                 Annualized.

 /p/
  Excludes expenses in excess of a 1.75% voluntary expense limitation in effect through October 31, 1998.

 /q/
  For the period December 29, 1995 (commencement of operations) to October 31, 1996.

 /r/
  Excludes expenses in excess of a 1.30% voluntary expense limitation in effect through October 31, 1997.

 /s/ For the six-month period October 31, 1997, through April 30, 1998.

 /t/
  Excludes expenses in excess of a 1.20% voluntary expense limitation in effect through October 31, 1999.
--------------------------------------------------------------------------------
 The date of this supplement is December 1, 1998.
--------------------------------------------------------------------------------
                                                               C01-041 12/1/98
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